10. INCOME TAXES - Income tax expense (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Taxes - Income Tax Expense Details 1
Current	$ 4,167	$ 3,923	$ 3,086
Deferred	230	(268)	388
Income tax expense	$ 4,397	$ 3,655	$ 3,474